UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  6/30/03

Check here if Amendment [ X ]; Amendment Number:
  This Amendment (Check only one):	[X ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  	Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       September 30, 2003

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $118,647



List of Other Included Managers:

NONE






FORM 13F INFORMATION TABLE
                                                  VALUE   SHRS or   SH/ PUT/INV  OTHER        Voting Authority
NAME OF ISSUER                  TITLE CUSIP       (x$1000)PRN AMT   PRN CALLDISC MGRS  SOLE   SharedNone
                                Of
                                Class

AMR Corp                        com   001765106          1        50 SH      Sole       50
ANC Rental Corp                 com   00181310           0        12 SH      Sole       12
Alliance Capital Mgmt. Ltd.     com   018548107        226      6200 SH      Sole       6,200
Allstate Corp                   com   020002101        172      4837 SH      Sole       4,837
American International Group,   com   026874107       5130     92967 SH      Sole       92,967
Amerisource Health              com   03071P102       6956    100300 SH      Sole       100,300
Bank of America Corp            com   06050510          56       712 SH      Sole       712
Block H&R Inc.                  com   093671105       7032    162595 SH      Sole       162,595
Bridgehampton National Bank     com   108035106       1738     64372 SH      Sole       64,372
Burlington Resources Inc.       com   122014103        108      2000 SH      Sole       2,000
CMS Energy Corp Com             com   125896100         41      5000 SH      Sole       5,000
COSI Inc.                       com   22122P101          1      9000 SH      Sole       9,000
CVS Corporation Delaware        com   126650100       3385    120750 SH      Sole       120,750
Cardinal Health Inc             com   14149Y108       7062    109825 SH      Sole       109,825
Carmax Group                    com   143130102       5747    190600 SH      Sole       190,600
Citigroup Inc                   com   172967101       4922    114991 SH      Sole       114,991
Exxon Mobil Corp Com            com   302290101         61      1712 SH      Sole       1,712
Gannett Inc.                    com   364730101       5669     73810 SH      Sole       73,810
General Electric                com   369604103       4302    149985 SH      Sole       149,985
Grainger (WW)Inc.               com   384802104       2049     43820 SH      Sole       43,820
Health Care Reit Inc.           com   42217K106         21       700 SH      Sole       700
Home Depot Inc.                 com   437076102       3884    117280 SH      Sole       117,280
Illinois Tool Wks Inc.          com   452308109       6216     94402 SH      Sole       94,402
Johnson & Johnson               com   478160104       2847     55062 SH      Sole       55,062
KeyCorp                         com   493267108         66      2596 SH      Sole       2,596
L-3 Communications Hldgs        com   502424104       5476    125920 SH      Sole       125,920
Lowe's                          com   548661107         64      1500 SH      Sole       1,500
Morgan Stanley, Dean Witter &   com   617446448        323      7550 SH      Sole       7,550
Northern Trust Corp.            com   66585910          46      1104 SH      Sole       1,104
Pepsico, Inc.                   com   713448108       4457    100150 SH      Sole       100,150
Pfizer Inc.                     com   717081103       6764    198081 SH      Sole       198,081
Sabre Hldgs Corp                com   785905100          1        36 SH      Sole       36
Sealed Air Corp.                com   81211K100       6074    127449 SH      Sole       127,449
Sears Roebuck & Co.             com   812387108         67      2000 SH      Sole       2,000
Solectron Corp                  com   834182107         15      4000 SH      Sole       4,000
Staples Inc                     com   855030102       6848    373175 SH      Sole       373,175
Target Corp                     com   87612E106       6145    162400 SH      Sole       162,400
Tennant Co.                     com   880345103        114      3100 SH      Sole       3,100
Vodafone Airtouch PLC Sponsored com   92857T107       2255    114780 SH      Sole       114,780
Wal-Mart Stores                 com   931142103       5339     99475 SH      Sole       99,475
Walgreen Co.                    com   931422109       4265    141695 SH      Sole       141,695
Merrill Lynch PFD Capital Trust pfd   59021K205        454     16300 SH      Sole       16,300
Morgan Stanley Cap Tr PFD CAP 7.pfd   61747N109       2187     80400 SH      Sole       80,400
Sealed Air Corp New             pfd   81211K209         61      1200 SH      Sole       1,200

TOTAL                                               118647

